NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Variable Insurance Portfolios - Asset Strategy (WRASP)
2,844,406 shares (cost $27,066,158)	$30,508,813
Variable Insurance Portfolios - Balanced (WRBP)
813,312 shares (cost $6,863,195)	7,621,877
Variable Insurance Portfolios - Bond (WRBDP)
2,174,655 shares (cost $11,873,727)	12,827,420
Variable Insurance Portfolios - Core Equity (WRCEP)
1,612,759 shares (cost $17,311,739)	19,967,247
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
651,016 shares (cost $4,278,693)	4,716,417
Variable Insurance Portfolios - Energy (WRENG)
272,173 shares (cost $1,418,024)	1,604,217
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,066,925 shares (cost $5,667,140)	5,376,981
Variable Insurance Portfolios - Growth (WRGP)
2,038,417 shares (cost $18,258,121)	21,660,836
Variable Insurance Portfolios - High Income (WRHIP)
3,211,787 shares (cost $10,321,619)	12,189,051
Variable Insurance Portfolios - International Growth (WRIP)
818,054 shares (cost $6,530,127)	6,923,928
Variable Insurance Portfolios - International Core Equity (WRI2P)
280,635 shares (cost $4,444,414)	4,509,560
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
66,607 shares (cost $1,163,308)	1,407,291
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
561,504 shares (cost $3,996,826)	4,793,838
Variable Insurance Portfolios - Money Market (WRMMP)
2,053,670 shares (cost $2,053,670)	2,053,670
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
77,172 shares (cost $367,997)	389,264
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
54,761 shares (cost $280,593)	291,843
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
282,699 shares (cost $1,393,352)	1,507,236
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
309,752 shares (cost $1,609,017)	1,687,623
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
46,924 shares (cost $242,343)	253,881
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
348,053 shares (cost $1,993,597)	2,747,563
Variable Insurance Portfolios - Science and Technology (WRSTP)
922,660 shares (cost $14,565,280)	16,703,561
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,147,068 shares (cost $10,697,707)	11,007,375
Variable Insurance Portfolios - Small Cap Value (WRSCV)
165,018 shares (cost $2,161,093)	2,647,321
Variable Insurance Portfolios - Value (WRVP)
1,465,635 shares (cost $8,502,254)	8,751,601

Total Investments	$182,148,414

Accounts Payable	(2,173)

$182,146,241

Contract Owners’ Equity:
Accumulation units	182,146,241

Total Contract Owners’ Equity (note 8)	$182,146,241

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,116,617	338,948	107,610	375,681	110,546	49,765	-	-

Net investment income (loss)	2,116,617	338,948	107,610	375,681	110,546	49,765	-	-

Realized gain (loss) on investments	1,205,027	(22,546)	114,410	95,552	431,308	(3,879)	(52,210)	(468,198)
Change in unrealized gain (loss) on investments	13,440,576	4,730,613	190,201	128,934	787,728	523,632	75,969	265,370

Net gain (loss) on investments	14,645,603	4,708,067	304,611	224,486	1,219,036	519,753	23,759	(202,828)

Reinvested capital gains	7,466,304	-	389,693	95,283	1,851,067	-	-	310,622

Net increase (decrease) in contract owners’ equity resulting from operations	$24,228,524	5,047,015	801,914	695,450	3,180,649	569,518	23,759	107,794

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$12,890	724,075	125,994	99,882	-	-	450	3,545

Net investment income (loss)	12,890	724,075	125,994	99,882	-	-	450	3,545

Realized gain (loss) on investments	509,955	85,242	160,514	(298,953)	16,099	74,711	-	3,616
Change in unrealized gain (loss) on investments	464,160	1,138,420	388,165	713,436	29,169	59,399	-	17,562

Net gain (loss) on investments	974,115	1,223,662	548,679	414,483	45,268	134,110	-	21,178

Reinvested capital gains	1,526,853	-	411,524	36,230	112,176	436,162	-	17,542

Net increase (decrease) in contract owners’ equity resulting from operations	$2,513,858	1,947,737	1,086,197	550,595	157,444	570,272	450	42,265

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$2,650	13,524	11,577	1,208	18,690	-	-	11,378

Net investment income (loss)	2,650	13,524	11,577	1,208	18,690	-	-	11,378

Realized gain (loss) on investments	874	13,865	6,828	4,369	(18,204)	359,978	183,965	(20,838)
Change in unrealized gain (loss) on investments	7,403	53,728	98,254	3,501	417,476	2,304,753	141,124	269,202

Net gain (loss) on investments	8,277	67,593	105,082	7,870	399,272	2,664,731	325,089	248,364

Reinvested capital gains	8,343	38,845	38,017	3,717	-	1,101,912	257,522	166,442

Net increase (decrease) in contract owners’ equity resulting from operations	$19,270	119,962	154,676	12,795	417,962	3,766,643	582,611	426,184

Investment Activity:	WRVP
Reinvested dividends	$108,204

Net investment income (loss)	108,204

Realized gain (loss) on investments	28,569
Change in unrealized gain (loss) on investments	632,377

Net gain (loss) on investments	660,946

Reinvested capital gains	664,354

Net increase (decrease) in contract owners’ equity resulting from operations	$1,433,504

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		WRASP		WRBP		WRBDP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,116,617	1,898,532	338,948	327,044	107,610	101,493	375,681	288,043
Realized gain (loss) on investments	1,205,027	2,360,479	(22,546)	496,290	114,410	170,694	95,552	52,693
Change in unrealized gain (loss) on investments	13,440,576	(13,070,087)	4,730,613	(2,997,326)	190,201	(571,197)	128,934	376,916
Reinvested capital gains	7,466,304	2,772,099	-	-	389,693	534,793	95,283	71,117

Net increase (decrease) in contract owners’ equity resulting from operations	24,228,524	(6,038,977)	5,047,015	(2,173,992)	801,914	235,783	695,450	788,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,650,354	17,619,533	3,595,366	3,160,424	600,483	641,570	909,189	1,022,286
Transfers between funds	-	-	(1,525,343)	(810,999)	218,033	112,428	945,617	773,900
Surrenders (note 6)	(11,009,756)	(9,649,771)	(1,896,531)	(2,238,071)	(317,477)	(364,808)	(993,650)	(568,648)
Death Benefits (note 4)	(729,018)	(400,446)	(145,188)	(43,994)	(37,185)	(59,774)	(32,283)	(51,625)
Net policy repayments (loans) (note 5)	(450,491)	(2,986,526)	(70,762)	(573,650)	(8,956)	(102,967)	23,297	(112,305)
Deductions for surrender charges (note 2d)	(550,952)	(742,900)	(115,575)	(142,595)	(9,509)	(16,516)	(30,038)	(44,894)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,635,375)	(9,261,841)	(1,492,085)	(1,682,268)	(387,224)	(404,750)	(614,751)	(596,616)
Asset charges (note 3)	(797,781)	(798,307)	(131,860)	(139,402)	(34,554)	(32,969)	(50,532)	(47,483)
Adjustments to maintain reserves	(321)	742	(49)	264	(9)	(16)	(2)	10

Net equity transactions	(5,523,340)	(6,219,516)	(1,782,027)	(2,470,291)	23,602	(227,802)	156,847	374,625

Net change in contract owners’ equity	18,705,184	(12,258,493)	3,264,988	(4,644,283)	825,516	7,981	852,297	1,163,394
Contract owners’ equity beginning of period	163,441,057	175,699,550	27,243,495	31,887,778	6,796,352	6,788,371	11,975,130	10,811,736

Contract owners’ equity end of period	$182,146,241	163,441,057	30,508,483	27,243,495	7,621,868	6,796,352	12,827,427	11,975,130

CHANGES IN UNITS:
Beginning units	10,512,044	10,848,235	1,108,778	1,204,283	413,056	426,239	674,123	653,104
Units purchased	1,196,322	1,252,461	104,983	120,677	47,589	45,474	104,109	96,572
Units redeemed	(1,486,691)	(1,588,652)	(171,888)	(216,182)	(46,105)	(58,657)	(95,587)	(75,553)

Ending units	10,221,675	10,512,044	1,041,873	1,108,778	414,540	413,056	682,645	674,123

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRCEP		WRDIV		WRENG		WRGNR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$110,546	64,298	49,765	47,126	-	-	-	-
Realized gain (loss) on investments	431,308	406,145	(3,879)	8,618	(52,210)	(40,746)	(468,198)	(269,607)
Change in unrealized gain (loss) on investments	787,728	(738,343)	523,632	(262,581)	75,969	(115,259)	265,370	(1,208,272)
Reinvested capital gains	1,851,067	575,447	-	-	-	-	310,622	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,180,649	307,547	569,518	(206,837)	23,759	(156,005)	107,794	(1,477,879)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,409,335	1,515,565	571,076	677,051	206,960	297,035	729,428	927,389
Transfers between funds	(35,262)	120,727	(190,992)	(207,973)	16,302	(37,123)	(135,559)	(65,377)
Surrenders (note 6)	(884,257)	(771,832)	(188,294)	(167,614)	(38,988)	(111,310)	(228,031)	(294,128)
Death Benefits (note 4)	(78,712)	(77,717)	(8,549)	(35,520)	(3,644)	-	(33,188)	(56)
Net policy repayments (loans) (note 5)	(42,429)	(220,899)	(64,523)	(78,402)	(33,603)	(35,063)	(22,748)	(79,383)
Deductions for surrender charges (note 2d)	(31,766)	(48,093)	(24,491)	(33,943)	(10,257)	(18,546)	(32,010)	(54,569)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(866,552)	(899,025)	(252,508)	(269,840)	(103,412)	(122,718)	(304,324)	(389,545)
Asset charges (note 3)	(84,812)	(81,254)	(21,240)	(20,888)	(7,484)	(8,324)	(24,304)	(29,309)
Adjustments to maintain reserves	(74)	29	12	(16)	(5)	(15)	2	(11)

Net equity transactions	(614,529)	(462,499)	(179,509)	(137,145)	25,869	(36,064)	(50,734)	15,011

Net change in contract owners’ equity	2,566,120	(154,952)	390,009	(343,982)	49,628	(192,069)	57,060	(1,462,868)
Contract owners’ equity beginning of period	17,400,749	17,555,701	4,326,414	4,670,396	1,554,586	1,746,655	5,319,917	6,782,785

Contract owners’ equity end of period	$19,966,869	17,400,749	4,716,423	4,326,414	1,604,214	1,554,586	5,376,977	5,319,917

CHANGES IN UNITS:
Beginning units	1,373,269	1,408,532	307,059	315,928	131,438	134,269	388,516	389,120
Units purchased	112,891	130,321	37,929	45,894	20,950	22,264	55,026	58,121
Units redeemed	(157,524)	(165,584)	(49,222)	(54,763)	(18,595)	(25,095)	(58,124)	(58,725)

Ending units	1,328,636	1,373,269	295,766	307,059	133,793	131,438	385,418	388,516

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRGP		WRHIP		WRIP		WRI2P
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12,890	80,104	724,075	764,285	125,994	27,176	99,882	71,371
Realized gain (loss) on investments	509,955	511,804	85,242	14,549	160,514	148,222	(298,953)	(202,664)
Change in unrealized gain (loss) on investments	464,160	(893,824)	1,138,420	(243,194)	388,165	(659,217)	713,436	(534,478)
Reinvested capital gains	1,526,853	730,374	-	-	411,524	-	36,230	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,513,858	428,458	1,947,737	535,640	1,086,197	(483,819)	550,595	(665,771)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,731,593	1,820,124	1,010,048	945,401	668,671	794,502	496,086	552,165
Transfers between funds	107,771	117,215	536,262	(45,282)	(62,330)	(52,426)	(213,859)	78,943
Surrenders (note 6)	(1,286,106)	(952,722)	(1,157,526)	(582,648)	(503,473)	(329,434)	(229,481)	(140,926)
Death Benefits (note 4)	(95,336)	(64,398)	(28,666)	(11,670)	(408)	(1,678)	(13,514)	(31)
Net policy repayments (loans) (note 5)	(45,118)	(360,584)	(96,646)	(259,200)	19,137	(120,824)	(33,333)	(142,526)
Deductions for surrender charges (note 2d)	(32,448)	(50,918)	(46,600)	(58,904)	(29,632)	(30,350)	(18,098)	(23,134)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(989,786)	(1,021,978)	(502,363)	(502,613)	(320,733)	(353,197)	(209,354)	(242,559)
Asset charges (note 3)	(100,323)	(97,627)	(49,103)	(46,494)	(29,750)	(30,428)	(18,975)	(20,271)
Adjustments to maintain reserves	(26)	82	(57)	14	(27)	46	(3)	28

Net equity transactions	(709,779)	(610,806)	(334,651)	(561,396)	(258,545)	(123,789)	(240,531)	61,689

Net change in contract owners’ equity	1,804,079	(182,348)	1,613,086	(25,756)	827,652	(607,608)	310,064	(604,082)
Contract owners’ equity beginning of period	19,856,749	20,039,097	10,575,687	10,601,443	6,096,077	6,703,685	4,199,501	4,803,583

Contract owners’ equity end of period	$21,660,828	19,856,749	12,188,773	10,575,687	6,923,729	6,096,077	4,509,565	4,199,501

CHANGES IN UNITS:
Beginning units	1,671,029	1,722,180	458,577	483,870	496,123	505,631	257,094	253,246
Units purchased	162,766	175,879	63,183	40,136	57,472	61,296	29,955	34,453
Units redeemed	(216,993)	(227,030)	(76,278)	(65,429)	(76,279)	(70,804)	(43,439)	(30,605)

Ending units	1,616,802	1,671,029	445,482	458,577	477,316	496,123	243,610	257,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRPAP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	238	450	489	3,545	7,471
Realized gain (loss) on investments	16,099	41,840	74,711	107,926	-	-	3,616	36,373
Change in unrealized gain (loss) on investments	29,169	(137,520)	59,399	(290,574)	-	-	17,562	(82,988)
Reinvested capital gains	112,176	-	436,162	142,854	-	-	17,542	14,884

Net increase (decrease) in contract owners’ equity resulting from operations	157,444	(95,680)	570,272	(39,556)	450	489	42,265	(24,260)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	140,295	159,180	422,047	424,027	198,111	157,010	63,269	93,330
Transfers between funds	(60,445)	(8,731)	40,686	127,044	379,390	355,725	(54,058)	(218,247)
Surrenders (note 6)	(52,508)	(92,819)	(124,687)	(135,630)	(800,353)	(434,419)	(1,125)	(14,670)
Death Benefits (note 4)	-	(3,219)	-	(12,636)	-	(4,580)	-	-
Net policy repayments (loans) (note 5)	(10,138)	(38,531)	(31,873)	(61,424)	112,633	(23,459)	(7,488)	235
Deductions for surrender charges (note 2d)	(6,491)	(12,139)	(20,131)	(22,364)	(19,241)	(7,876)	(5,232)	(3,740)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,381)	(81,267)	(190,853)	(199,264)	(156,392)	(160,812)	(32,246)	(37,537)
Asset charges (note 3)	(6,829)	(6,693)	(19,487)	(18,167)	(11,922)	(10,210)	(1,961)	(2,841)
Adjustments to maintain reserves	(12)	61	(11)	10	5	9	-	(1)

Net equity transactions	(71,509)	(84,158)	75,691	101,596	(297,769)	(128,612)	(38,841)	(183,471)

Net change in contract owners’ equity	85,935	(179,838)	645,963	62,040	(297,319)	(128,123)	3,424	(207,731)
Contract owners’ equity beginning of period	1,321,351	1,501,189	4,147,870	4,085,830	2,350,599	2,478,722	385,838	593,569

Contract owners’ equity end of period	$1,407,286	1,321,351	4,793,833	4,147,870	2,053,280	2,350,599	389,262	385,838

CHANGES IN UNITS:
Beginning units	81,075	85,651	242,733	237,764	190,859	201,303	38,490	56,754
Units purchased	8,158	11,981	27,414	30,081	52,630	27,037	5,892	9,547
Units redeemed	(12,028)	(16,557)	(23,111)	(25,112)	(76,805)	(37,481)	(9,768)	(27,811)

Ending units	77,205	81,075	247,036	242,733	166,684	190,859	34,614	38,490

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,650	480	13,524	12,797	11,577	13,541	1,208	1,419
Realized gain (loss) on investments	874	3,285	13,865	29,114	6,828	81,372	4,369	4,465
Change in unrealized gain (loss) on investments	7,403	(598)	53,728	(78,735)	98,254	(183,282)	3,501	(8,514)
Reinvested capital gains	8,343	779	38,845	18,171	38,017	24,256	3,717	2,147

Net increase (decrease) in contract owners’ equity resulting from operations	19,270	3,946	119,962	(18,653)	154,676	(64,113)	12,795	(483)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,489	1,649	134,133	190,822	196,648	301,430	18,386	24,660
Transfers between funds	4,797	243,855	189,191	58,302	186,555	(107,027)	112,071	23,206
Surrenders (note 6)	-	-	(16,246)	(61,869)	(1,753)	(22,219)	-	(9,590)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	826	(7,461)	(2,369)	(17,005)	(28)	(1,363)
Deductions for surrender charges (note 2d)	-	-	(4,288)	(4,655)	(2,792)	(6,559)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,071)	(4,313)	(91,849)	(79,842)	(86,143)	(90,607)	(17,413)	(12,923)
Asset charges (note 3)	(1,037)	(498)	(6,149)	(5,050)	(7,673)	(7,177)	(843)	(678)
Adjustments to maintain reserves	2	-	2	(1)	5	(4)	(10)	4

Net equity transactions	(2,820)	240,693	205,620	90,246	282,478	50,832	112,163	23,316

Net change in contract owners’ equity	16,450	244,639	325,582	71,593	437,154	(13,281)	124,958	22,833
Contract owners’ equity beginning of period	275,398	30,759	1,181,658	1,110,065	1,250,470	1,263,751	128,918	106,085

Contract owners’ equity end of period	$291,848	275,398	1,507,240	1,181,658	1,687,624	1,250,470	253,876	128,918

CHANGES IN UNITS:
Beginning units	25,505	2,870	112,789	104,409	121,702	119,284	12,082	9,942
Units purchased	572	23,212	30,116	23,196	35,834	39,532	11,628	3,534
Units redeemed	(805)	(577)	(11,558)	(14,816)	(9,318)	(37,114)	(1,763)	(1,394)

Ending units	25,272	25,505	131,347	112,789	148,218	121,702	21,947	12,082

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRRESP		WRSTP		WRSCP		WRSCV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,690	16,965	-	-	-	-	11,378	12,533
Realized gain (loss) on investments	(18,204)	(81,446)	359,978	478,038	183,965	306,667	(20,838)	9,797
Change in unrealized gain (loss) on investments	417,476	173,459	2,304,753	(1,839,800)	141,124	(1,718,359)	269,202	(345,379)
Reinvested capital gains	-	-	1,101,912	552,003	257,522	105,274	166,442	-

Net increase (decrease) in contract owners’ equity resulting from operations	417,962	108,978	3,766,643	(809,759)	582,611	(1,306,418)	426,184	(323,049)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	276,373	317,507	1,338,110	1,478,853	973,246	1,044,558	231,962	305,984
Transfers between funds	14,068	23,622	(228,343)	(388,872)	(65,781)	(104,216)	(49,595)	(44,095)
Surrenders (note 6)	(79,160)	(111,987)	(888,700)	(965,623)	(560,572)	(661,339)	(156,887)	(182,938)
Death Benefits (note 4)	(30,665)	-	(100,241)	(11,176)	(77,775)	(4,681)	(4,532)	-
Net policy repayments (loans) (note 5)	(404)	(27,498)	(87,615)	(351,369)	(57,330)	(189,186)	(1,131)	(63,313)
Deductions for surrender charges (note 2d)	(14,008)	(25,043)	(43,888)	(67,193)	(21,983)	(32,517)	(13,855)	(19,330)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,241)	(154,025)	(761,467)	(811,067)	(526,997)	(610,027)	(121,914)	(136,210)
Asset charges (note 3)	(12,280)	(10,837)	(75,669)	(74,753)	(52,802)	(57,631)	(11,170)	(11,677)
Adjustments to maintain reserves	6	(7)	(67)	88	(12)	60	3	113

Net equity transactions	(3,311)	11,732	(847,880)	(1,191,112)	(390,006)	(614,979)	(127,119)	(151,466)

Net change in contract owners’ equity	414,651	120,710	2,918,763	(2,000,871)	192,605	(1,921,397)	299,065	(474,515)
Contract owners’ equity beginning of period	2,332,913	2,212,203	13,784,541	15,785,412	10,814,428	12,735,825	2,348,263	2,822,778

Contract owners’ equity end of period	$2,747,564	2,332,913	16,703,304	13,784,541	11,007,033	10,814,428	2,647,328	2,348,263

CHANGES IN UNITS:
Beginning units	136,188	135,609	879,640	949,228	708,755	746,183	152,866	160,257
Units purchased	18,040	20,847	77,967	90,751	65,197	65,711	15,952	18,837
Units redeemed	(17,974)	(20,268)	(123,768)	(160,339)	(88,003)	(103,139)	(23,551)	(26,228)

Ending units	136,254	136,188	833,839	879,640	685,949	708,755	145,267	152,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRVP
	2012	2011
Investment activity:
Net investment income (loss)	$108,204	61,659
Realized gain (loss) on investments	28,569	47,050
Change in unrealized gain (loss) on investments	632,377	(711,022)
Reinvested capital gains	664,354	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,433,504	(602,313)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	728,050	767,011
Transfers between funds	(129,176)	55,401
Surrenders (note 6)	(603,951)	(434,527)
Death Benefits (note 4)	(39,132)	(17,691)
Net policy repayments (loans) (note 5)	10,110	(120,349)
Deductions for surrender charges (note 2d)	(18,619)	(19,022)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(366,316)	(398,838)
Asset charges (note 3)	(37,022)	(37,646)
Adjustments to maintain reserves	6	(5)

Net equity transactions	(456,050)	(205,666)

Net change in contract owners’ equity	977,454	(807,979)
Contract owners’ equity beginning of period	7,774,153	8,582,132

Contract owners’ equity end of period	$8,751,607	7,774,153

CHANGES IN UNITS:
Beginning units	530,298	542,579
Units purchased	50,069	57,108
Units redeemed	(78,205)	(69,389)

Ending units	502,162	530,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life and Select Life II contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $659,838 and $724,960, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%.The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30% per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10% per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life and Select Life II contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $3,814,113 and $1,995,802, respectively, and total transfers from the Account to the fixed account were $3,219,219 and $6,896,346, respectively.

(7) Fair Value Measurements

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$182,148,414	$0	$0	$182,148,414

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2012 are as follows:

		Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)		$1,928,055	$3,371,082
Variable Insurance Portfolios - Balanced (WRBP)		999,926	479,013
Variable Insurance Portfolios - Bond (WRBDP)		1,727,981	1,100,169
Variable Insurance Portfolios - Core Equity (WRCEP)		2,573,923	1,226,770
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)		334,793	464,548
Variable Insurance Portfolios - Energy (WRENG)		214,818	188,943
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		727,746	467,859
Variable Insurance Portfolios - Growth (WRGP)		2,281,119	1,451,144
Variable Insurance Portfolios - High Income (WRHIP)		1,825,914	1,436,430
Variable Insurance Portfolios - International Growth (WRIP)		968,206	689,205
Variable Insurance Portfolios - International Core Equity (WRI2P)		439,623	544,042
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		182,330	141,652
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		848,798	336,934
Variable Insurance Portfolios - Money Market (WRMMP)		743,668	1,040,987
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)		72,554	90,306
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)		20,091	11,921
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)		361,419	103,432
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)		406,419	74,351
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)		136,170	19,073
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		298,540	283,166
Variable Insurance Portfolios - Science and Technology (WRSTP)		1,546,770	1,292,677
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		707,589	840,058
Variable Insurance Portfolios - Small Cap Value (WRSCV)		397,133	346,437
Variable Insurance Portfolios - Value (WRVP)		1,112,916	796,412

	Total	$20,856,501	$16,796,613

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	1,041,873	$29.282343	$30,508,483	1.15%	19.18%
2011	0.00%	1,108,778	24.570739	27,243,495	1.04%	-7.21%
2010	0.00%	1,204,283	26.478642	31,887,778	1.09%	8.67%
2009	0.00%	1,273,678	24.365072	31,033,256	0.37%	25.05%
2008	0.00%	1,194,768	19.485036	23,280,098	0.44%	-25.79%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.00%	414,540	18.386328	7,621,868	1.46%	11.74%
2011	0.00%	413,056	16.453828	6,796,352	1.47%	3.31%
2010	0.00%	426,239	15.926209	6,788,371	1.97%	17.11%
2009	0.00%	450,307	13.599646	6,124,016	2.00%	13.23%
2008	0.00%	458,921	12.011125	5,512,157	0.11%	-21.00%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.00%	682,645	18.790773	12,827,427	3.02%	5.78%
2011	0.00%	674,123	17.764013	11,975,130	2.58%	7.31%
2010	0.00%	653,104	16.554386	10,811,736	3.58%	6.04%
2009	0.00%	560,116	15.611508	8,744,255	3.85%	7.16%
2008	0.00%	587,907	14.567948	8,564,599	0.10%	0.31%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.00%	1,328,636	15.028096	19,966,869	0.58%	18.60%
2011	0.00%	1,373,269	12.671042	17,400,749	0.36%	1.66%
2010	0.00%	1,408,532	12.463828	17,555,701	0.99%	20.89%
2009	0.00%	1,448,890	10.309713	14,937,640	1.00%	24.02%
2008	0.00%	1,498,057	8.312827	12,453,089	0.19%	-34.77%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.00%	295,766	15.946468	4,716,423	1.07%	13.18%
2011	0.00%	307,059	14.089846	4,326,414	1.02%	-4.69%
2010	0.00%	315,928	14.783101	4,670,396	1.11%	16.37%
2009	0.00%	300,580	12.703422	3,818,395	0.97%	17.88%
2008	0.00%	293,626	10.776266	3,164,192	0.09%	-35.91%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.00%	133,793	11.990271	1,604,214	0.00%	1.38%
2011	0.00%	131,438	11.827520	1,554,586	0.00%	-9.08%
2010	0.00%	134,269	13.008624	1,746,655	0.27%	21.96%
2009	0.00%	127,417	10.666656	1,359,113	0.00%	40.48%
2008	0.00%	122,135	7.592901	927,360	0.11%	-46.15%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.00%	385,418	13.951026	5,376,977	0.00%	1.88%
2011	0.00%	388,516	13.692916	5,319,917	0.00%	-21.45%
2010	0.00%	389,120	17.431089	6,782,785	0.00%	17.06%
2009	0.00%	406,222	14.890278	6,048,759	0.00%	73.64%
2008	0.00%	339,047	8.575270	2,907,419	1.56%	-61.46%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.00%	1,616,802	13.397329	21,660,828	0.06%	12.74%
2011	0.00%	1,671,029	11.882947	19,856,749	0.39%	2.12%
2010	0.00%	1,722,180	11.635890	20,039,097	0.64%	12.58%
2009	0.00%	1,816,155	10.335681	18,771,199	0.37%	27.07%
2008	0.00%	1,864,826	8.133620	15,167,786	0.00%	-36.27%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.00%	445,482	27.360866	12,188,773	6.31%	18.64%
2011	0.00%	458,577	23.061965	10,575,687	7.12%	5.26%
2010	0.00%	483,870	21.909693	10,601,443	7.25%	14.86%
2009	0.00%	450,821	19.075390	8,599,586	8.91%	46.42%
2008	0.00%	416,203	13.027998	5,422,292	0.67%	-21.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.00%	477,316	$14.505545	$6,923,729	1.93%	18.05%
2011	0.00%	496,123	12.287431	6,096,077	0.41%	-7.32%
2010	0.00%	505,631	13.258058	6,703,685	0.97%	14.79%
2009	0.00%	510,503	11.550265	5,896,445	1.51%	26.89%
2008	0.00%	490,926	9.102522	4,468,665	0.27%	-42.15%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.00%	243,610	18.511410	4,509,565	2.30%	13.33%
2011	0.00%	257,094	16.334495	4,199,501	1.52%	-13.88%
2010	0.00%	253,246	18.968050	4,803,583	1.37%	14.09%
2009	0.00%	255,671	16.625196	4,250,580	3.38%	36.97%
2008	0.00%	239,881	12.138174	2,911,717	0.58%	-42.26%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.00%	77,205	18.227918	1,407,286	0.00%	11.84%
2011	0.00%	81,075	16.297887	1,321,351	0.00%	-7.01%
2010	0.00%	85,651	17.526815	1,501,189	0.00%	40.85%
2009	0.00%	84,255	12.443171	1,048,399	0.00%	41.29%
2008	0.00%	77,305	8.806965	680,823	0.00%	-48.03%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.00%	247,036	19.405403	4,793,833	0.00%	13.56%
2011	0.00%	242,733	17.088200	4,147,870	0.01%	-0.56%
2010	0.00%	237,764	17.184395	4,085,830	0.03%	31.56%
2009	0.00%	208,820	13.062384	2,727,687	0.00%	46.66%
2008	0.00%	191,804	8.906463	1,708,295	0.04%	-36.23%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.00%	166,684	12.318397	2,053,280	0.02%	0.02%
2011	0.00%	190,859	12.315892	2,350,599	0.02%	0.02%
2010	0.00%	201,303	12.313388	2,478,722	0.07%	0.08%
2009	0.00%	172,365	12.304120	2,120,800	1.08%	1.02%
2008	0.00%	305,253	12.180048	3,717,996	2.07%	2.18%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2012	0.00%	34,614	11.245800	389,262	0.95%	12.18%
2011	0.00%	38,490	10.024382	385,838	1.39%	-4.15%
2010	0.00%	56,754	10.458627	593,569	1.06%	15.53%
2009	0.00%	40,776	9.052939	369,143	0.31%	23.32%
2008	0.00%	6,816	7.341195	50,038	0.00%	-26.59%	5/1/2008
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.00%	25,272	11.548256	291,848	0.92%	6.95%
2011	0.00%	25,505	10.797811	275,398	0.39%	0.75%
2010	0.00%	2,870	10.717396	30,759	1.01%	9.38%
2009	0.00%	4,209	9.798581	41,242	0.09%	12.95%
2008	0.00%	756	8.674899	6,558	0.00%	-13.25%	5/1/2008
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.00%	131,347	11.475254	1,507,240	0.96%	9.53%
2011	0.00%	112,789	10.476716	1,181,658	1.07%	-1.46%
2010	0.00%	104,409	10.631889	1,110,065	0.62%	12.63%
2009	0.00%	72,678	9.439750	686,062	0.12%	17.95%
2008	0.00%	12,323	8.002916	98,620	0.00%	-19.97%	5/1/2008
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.00%	148,218	11.386092	1,687,624	0.75%	10.82%
2011	0.00%	121,702	10.274852	1,250,470	0.91%	-3.02%
2010	0.00%	119,284	10.594475	1,263,751	0.75%	14.46%
2009	0.00%	65,322	9.255891	604,613	0.25%	20.70%
2008	0.00%	41,711	7.668205	319,849	0.00%	-23.32%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.00%	21,947	$11.567708	$253,876	0.74%	8.41%
2011	0.00%	12,082	10.670240	128,918	1.17%	0.00%
2010	0.00%	9,942	10.670425	106,085	0.93%	10.97%
2009	0.00%	10,445	9.615664	100,436	0.14%	15.12%
2008	0.00%	4,759	8.352486	39,750	0.00%	-16.48%	5/1/2008
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.00%	136,254	20.165019	2,747,564	0.71%	17.72%
2011	0.00%	136,188	17.130093	2,332,913	0.74%	5.01%
2010	0.00%	135,609	16.313102	2,212,203	1.85%	28.51%
2009	0.00%	139,765	12.694296	1,774,218	2.76%	23.62%
2008	0.00%	139,263	10.268574	1,430,033	0.65%	-36.03%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.00%	833,839	20.031810	16,703,304	0.00%	27.83%
2011	0.00%	879,640	15.670662	13,784,541	0.00%	-5.77%
2010	0.00%	949,228	16.629737	15,785,412	0.00%	12.75%
2009	0.00%	997,593	14.748821	14,713,321	0.00%	43.84%
2008	0.00%	1,022,358	10.253587	10,482,836	0.00%	-33.89%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.00%	685,949	16.046430	11,007,033	0.00%	5.16%
2011	0.00%	708,755	15.258345	10,814,428	0.00%	-10.60%
2010	0.00%	746,183	17.067964	12,735,825	0.00%	28.85%
2009	0.00%	768,404	13.246632	10,178,765	0.42%	34.72%
2008	0.00%	776,562	9.832546	7,635,581	0.00%	-39.18%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.00%	145,267	18.223880	2,647,328	0.45%	18.63%
2011	0.00%	152,866	15.361578	2,348,263	0.48%	-12.79%
2010	0.00%	160,257	17.614068	2,822,778	0.08%	26.41%
2009	0.00%	170,711	13.933760	2,378,646	0.00%	29.15%
2008	0.00%	170,721	10.789038	1,841,915	0.23%	-26.13%
Variable Insurance Portfolios - Value (WRVP)
2012	0.00%	502,162	17.427856	8,751,607	1.30%	18.88%
2011	0.00%	530,298	14.659970	7,774,153	0.74%	-7.32%
2010	0.00%	542,579	15.817295	8,582,132	0.90%	18.71%
2009	0.00%	553,829	13.324698	7,379,604	2.05%	26.64%
2008	0.00%	557,298	10.521580	5,863,656	0.25%	-33.81%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.00%	65,711	11.194246	735,585	5.33%	8.37%
2008	0.00%	69,712	10.329575	720,096	1.08%	-10.95%

2012	Contract owners equity:				$182,146,241
2011	Contract owners equity:				$163,441,057
2010	Contract owners equity:				$175,699,550
2009	Contract owners equity:				$154,441,765
2008	Contract owners equity:				$119,375,420

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.